Derivative Financial Instruments - Schedule of Cash Flow Hedges (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 27, 2016	Feb. 28, 2015
Interest rate swaps | Designated as hedging instrument | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income recognized from derivatives	$ 22.6	$ 31.8	$ 39.4	$ (46.9)